Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited), August 31, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
New York 99.3%
Battery Park City Authority , Revenue, Senior Lien , 2019A , 5% , 11/01/49 ..........
$ 16,130,000 $ 20,735,599
Broome County Local Development Corp. , United Health Services Hospitals Obligated
Group , Revenue , 2020 , Refunding , AGMC Insured , 3% , 4/01/50 ............... 5,500,000 5,691,895
Buffalo & Erie County Industrial Land Development Corp. ,
Buffalo State College Foundation Housing Corp., Revenue, 2011A, Pre-Refunded,
5.375%, 10/01/41 ................................................ 2,035,000 2,096,437
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 1,141,620
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 1,119,490
City of New Rochelle ,
Iona College, Revenue, 2015A, Refunding, 5%, 7/01/40 ..................... 1,250,000 1,344,862
Iona College, Revenue, 2015A, Refunding, 5%, 7/01/45 ..................... 1,425,000 1,523,311
City of New York ,
GO, 2002 D, Refunding, 5.5%, 6/01/24 .................................. 145,000 145,625
GO, 2006 G, Refunding, AMBAC Insured, 5%, 8/01/22 ...................... 10,000 10,038
GO, 2014J, Refunding, 5%, 8/01/32 .................................... 10,000,000 11,589,200
GO, 2015C, Refunding, 5%, 8/01/29 ................................... 20,640,000 24,384,921
GO, 2015C, Refunding, 5%, 8/01/31 ................................... 10,000,000 11,719,500
GO, 2015C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,665,160
GO, 2015C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,489,030
GO, 2015C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,741,005
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 8,374,520
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 7,596,125
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 19,746,374
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 9,108,675
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 15,045,500
GO, 2018 F-1, 5%, 4/01/40 .......................................... 6,830,000 8,308,422
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 12,036,600
GO, 2019 - D1, 4%, 12/01/43 ......................................... 10,000,000 11,376,700
GO, 2019 - D1, 5%, 12/01/44 ......................................... 10,000,000 12,206,200
GO, 2020 A(A-1), 5%, 8/01/43 ........................................ 5,000,000 6,183,300
a
GO, 2021B, Refunding, 5%, 11/01/32 ................................... 8,095,000 10,641,930
County of Nassau , GO , 2013C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 28,925,925
Dutchess County Local Development Corp. ,
Health QuestSystems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 12,377,471
Nuvance Health Obligated Group, Revenue, 2019B, Refunding, 4%, 7/01/44 ..... 800,000 876,240
Nuvance Health Obligated Group, Revenue, 2019B, Refunding, 4%, 7/01/49 ..... 2,250,000 2,449,328
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,983,500
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 6,354,108
Erie County Industrial Development Agency (The) , Buffalo City School District ,
Revenue , 2013A , Refunding , 5% , 5/01/28 ............................... 8,100,000 9,032,796
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,460,987
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 6,095,093
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 23,772,600
Revenue, 2017 A, Refunding, 4%, 2/15/44 ............................... 4,385,000 4,822,974
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 17,731,950
Revenue, Senior Lien, 2012A, Pre-Refunded, 5.25%, 2/15/47 ................. 1,545,000 1,580,504
Revenue, Senior Lien, 2012A, Refunding, 5.25%, 2/15/47 ................... 33,455,000 34,127,780
Long Island Power Authority ,
Revenue, 2012A, Pre-Refunded, 5%, 9/01/42 ............................. 7,300,000 8,002,698
Revenue, 2012A, 5%, 9/01/42 ........................................ 14,700,000 15,654,030
Revenue, 2014A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,736,300
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... 5,000,000 6,024,250
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,959,500
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 21,493,080
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 6,247,050

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority, (continued)
Revenue, 2019 A, 4%, 9/01/37 ........................................ $ 19,550,000 $ 22,822,670
Revenue, 2020 A, 5%, 9/01/38 ........................................ 1,500,000 1,963,155
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 8,498,283
Revenue, 2010D, Pre-Refunded, 5.25%, 11/15/40 ......................... 21,500,000 21,724,460
Revenue, 2012C, Refunding, 5%, 11/15/31 .............................. 10,000,000 10,369,100
Revenue, 2012C, Refunding, 5%, 11/15/41 .............................. 10,670,000 11,002,157
Revenue, 2012C, Pre-Refunded, 5%, 11/15/47 ............................ 16,125,000 17,832,799
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,430,000
Revenue, 2013A, 5%, 11/15/38 ....................................... 7,280,000 7,577,752
Revenue, 2014B, 5.25%, 11/15/35 ..................................... 4,000,000 4,271,920
Revenue, 2015A-1, 5%, 11/15/45 ...................................... 10,000,000 10,586,900
Revenue, 2015C-1, Refunding, 5%, 11/15/35 ............................. 5,000,000 5,390,500
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 11,275,010
Revenue, 2016B, Refunding, 5%, 11/15/33 ............................... 6,000,000 6,557,040
Revenue, 2016B, Refunding, 5%, 11/15/35 ............................... 4,000,000 4,366,560
Revenue, 2016B, Refunding, 5%, 11/15/37 ............................... 18,500,000 20,170,920
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 20,259,400
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 5,038,750
Revenue, 2017A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,695,806
Revenue, 2017C-1, Refunding, 5%, 11/15/30 ............................. 6,215,000 6,924,566
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 8,896,480
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 11,062,100
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,314,010
Dedicated Tax Fund, Revenue, 2016B-2, Refunding, 5%, 11/15/39 ............. 4,775,000 5,527,397
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 35,109,247
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/35 ............. 6,000,000 7,163,520
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/42 ............. 5,000,000 5,869,850
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/47 ............. 13,505,000 15,753,582
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 15,000,000 17,257,350
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 1,265,000 1,460,620
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 1,080,000 1,238,717
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 7,202,106
University of Rochester, Revenue, 2013B, Pre-Refunded, 5%, 7/01/43 .......... 5,000,000 5,670,950
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/30 ............. 3,275,000 3,857,197
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/32 ............. 2,000,000 2,337,620
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/37 ............. 1,780,000 2,053,888
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 25,734,438
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 24,222,631
University of Rochester, Revenue, 2020A, 4%, 7/01/50 ...................... 32,600,000 37,734,174
New York City ,
Water & Sewer System, Revenue, 2011EE, Pre-Refunded, 5.375%, 6/15/43 ...... 25,900,000 26,286,169
Water & Sewer System, Revenue, 2011EE, Refunding, 5.375%, 6/15/43 ........ 13,250,000 13,432,718
Water & Sewer System, Revenue, 2013 BB, 5%, 6/15/47 .................... 15,000,000 16,448,850
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 27,290,787
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 41,189,018
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 25,534,300
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 46,999,136
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 18,824,700
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 34,410,899
Water & Sewer System, Revenue, 2019 FF-1, 4%, 6/15/49 ................... 10,000,000 11,546,000
Water & Sewer System, Revenue, 2020 AA, Refunding, 4%, 6/15/40 ........... 5,000,000 5,910,650
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 12,977,400
Water & Sewer System, Revenue, 2020 BB1, 4%, 6/15/49 ................... 20,000,000 23,251,800
Water & Sewer System, Revenue, 2020 BB1, 5%, 6/15/49 ................... 10,000,000 12,757,900

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Educational Construction Fund , Revenue , 2011A , 5.75% , 4/01/41 ....
$ 20,000,000 $ 20,631,800
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 49,905,000 53,924,349
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 12,295,000 12,720,776
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 5,181,200
Revenue, 2020 D 1B, Refunding, FHA Insured, 2.4%, 11/01/50 ............... 10,000,000 9,579,600
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2009A ,
AGMC Insured , 7% , 3/01/49 .......................................... 19,000,000 19,105,260
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 6,372,912
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 20,644,460
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 5,301,331
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 12,894,891
Building Aid, Revenue, 2020S1, 4%, 7/15/43 ............................. 11,800,000 13,486,102
Building Aid, Revenue, 2020S1, 4%, 7/15/44 ............................. 12,275,000 13,996,814
Future Tax Secured, Revenue, 2010 A-1, Refunding, 5%, 5/01/34 .............. 740,000 742,923
Future Tax Secured, Revenue, 2010 A-1, 5%, 5/01/38 ...................... 20,000,000 20,079,000
Future Tax Secured, Revenue, 2011C, 5%, 11/01/39 ....................... 17,250,000 17,368,162
Future Tax Secured, Revenue, 2012E-1, 5%, 2/01/37 ....................... 10,000,000 10,588,500
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 49,627,800
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/38 ....................... 17,000,000 19,278,680
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/39 ....................... 24,135,000 27,326,371
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/40 ....................... 18,300,000 20,706,633
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 5,115,000 5,921,431
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 11,719,500
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 11,705,300
Future Tax Secured, Revenue, 2015B, 5%, 8/01/34 ........................ 5,000,000 5,788,300
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 16,099,878
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 7,984,535
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 5,199,797
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 20,976,200
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 8,397,012
Future Tax Secured, Revenue, 2018-A-3, 5%, 8/01/40 ...................... 3,270,000 3,956,798
Future Tax Secured, Revenue, 2018-A-3, 4%, 8/01/43 ...................... 5,645,000 6,321,158
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 6,135,300
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,607,675
Future Tax Secured, Revenue, 2020A, 4%, 5/01/44 ........................ 10,000,000 11,437,800
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,500,350
Future Tax Secured, Revenue, F-1, 5%, 2/01/36 ........................... 8,250,000 9,058,913
New York City Trust for Cultural Resources ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,178,040
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,465,237
New York Convention Center Development Corp. , Revenue, Senior Lien , 2016A , 5% ,
11/15/46 ........................................................ 5,000,000 5,558,600
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 50,000,000 52,402,500
7 World Trade Center II LLC, Revenue, 2012, 1, Refunding, 5%, 9/15/40 ........ 18,000,000 18,993,600
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 120,524,880
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 39,188,070
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/50 ...........
30,000,000 35,463,300
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 4,635,000 4,652,103
Revenue, 2009A, Refunding, AGMC Insured, 5.625%, 10/01/29 ............... 300,000 301,263
Revenue, 2009C, Refunding, AGMC Insured, 5%, 10/01/31 .................. 45,000 45,164
Revenue, 2009C, Refunding, AGMC Insured, 5.125%, 10/01/36 ............... 60,000 60,227

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Revenue, 2010A, Refunding, AGMC Insured, 5%, 10/01/21 .................. $ 265,000 $ 266,026
Revenue, 2010A, Refunding, 5%, 8/15/22 ............................... 5,735,000 5,757,596
Revenue, 2010A, Refunding, AGMC Insured, 5%, 10/01/22 .................. 395,000 396,493
Revenue, 2010A, Refunding, AGMC Insured, 5%, 10/01/24 .................. 710,000 712,670
Revenue, 2013A, Pre-Refunded, 5%, 3/15/43 ............................. 16,675,000 18,707,849
Revenue, 2016 A, Refunding, 5%, 2/15/41 ............................... 4,000,000 4,802,320
Revenue, 2016 A, Refunding, 5%, 2/15/42 ............................... 1,950,000 2,337,426
Revenue, 2016 A, Refunding, 5%, 2/15/43 ............................... 8,450,000 10,112,960
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 5,000,000 6,033,450
Revenue, 2017 A, Refunding, 5%, 2/15/39 ............................... 8,940,000 10,737,834
Revenue, 2017 A, Pre-Refunded, 5%, 2/15/39 ............................ 5,000 6,467
Revenue, 2017B, Refunding, 5%, 2/15/40 ............................... 9,415,000 11,421,054
Revenue, 2017B, Pre-Refunded, 5%, 2/15/40 ............................. 10,000 13,151
Revenue, 2017B, Pre-Refunded, 5%, 2/15/41 ............................. 15,000 19,727
Revenue, 2017B, Refunding, 5%, 2/15/41 ............................... 12,410,000 15,018,458
Revenue, 2017B, Pre-Refunded, 5%, 2/15/43 ............................. 5,000 6,576
Revenue, 2017B, Refunding, 5%, 2/15/43 ............................... 4,590,000 5,531,363
Revenue, 2017B, Pre-Refunded, 4%, 2/15/46 ............................. 5,000 6,233
Revenue, 2017B, Refunding, 4%, 2/15/46 ............................... 19,995,000 22,428,592
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 2,875,000 3,132,226
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 6,175,622
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,913,912
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 15,580,828
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,000,000 4,558,120
Memorial Sloan-Kettering Cancer Center, Revenue, 2017 1, Refunding, 4%, 7/01/47 5,000,000 5,619,100
New School (The), Revenue, 2015A, Refunding, 5%, 7/01/40 ................. 5,500,000 6,090,920
New School (The), Revenue, 2015A, Refunding, 5%, 7/01/45 ................. 9,385,000 10,321,905
New York University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/37 ............ 7,000,000 7,612,290
New York University, Revenue, 2012A, Pre-Refunded, 5%, 7/01/42 ............ 10,000,000 10,874,700
New York University, Revenue, 2015A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,883,950
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 6,066,150
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 8,142,159
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,598,350
New York University, Revenue, 2019A, 4%, 7/01/45 ........................ 3,415,000 3,939,407
New York University, Revenue, 2019A, 5%, 7/01/49 ........................ 50,000,000 61,869,500
Northwell Health Obligated Group, Revenue, 2009B, 5%, 5/01/39 .............. 10,000,000 10,509,400
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/36 ..... 11,000,000 12,496,440
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,321,521
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,133,760
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,126,790
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 8,135,588
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 3%, 7/01/48 ........ 4,000,000 4,142,040
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/50 ........ 25,100,000 28,366,012
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/53 ........ 10,420,000 11,717,811
Rochester Institute of Technology, Revenue, 2019A, 5%, 7/01/49 .............. 3,500,000 4,343,640
Rockefeller University (The), Revenue, 2019 C, Refunding, 4%, 7/01/49 ......... 6,750,000 7,851,128
Rockefeller University (The), Revenue, 2019B, 5%, 7/01/50 .................. 6,500,000 8,210,020
Rockefeller University (The), Revenue, 2020A, Refunding, 5%, 7/01/53 ......... 10,000,000 12,851,800
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,571,254
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,906,820
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/31 ............... 3,700,000 4,197,317
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,248,160
State of New York Personal Income Tax, Revenue, 2011C, 5%, 3/15/34 ......... 10,000,000 10,237,300
State of New York Personal Income Tax, Revenue, 2012B, 5%, 3/15/37 ......... 6,915,000 7,339,235
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 6,018,950
State of New York Personal Income Tax, Revenue, 2018A, Refunding, 5%, 3/15/45 10,000,000 12,224,400

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 3%, 2/15/49 $ 5,000,000 $ 5,248,150
State of New York Personal Income Tax, Revenue, 2019A, Refunding, 4%, 3/15/49 10,000,000 11,401,100
State of New York Sales Tax, Revenue, 2014A, 5%, 3/15/31 .................. 15,685,000 18,072,100
State of New York Sales Tax, Revenue, 2014A, 5%, 3/15/44 .................. 37,250,000 42,274,280
State of New York Sales Tax, Revenue, 2015B, 5%, 3/15/40 .................. 12,640,000 14,920,382
State of New York Sales Tax, Revenue, 2015B, 5%, 3/15/41 .................. 10,520,000 12,401,081
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 12,246,800
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 29,979,508
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 38,432,948
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 12,049,200
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 12,023,400
State of New York Sales Tax, Revenue, 2017 A, 4%, 3/15/46 ................. 16,515,000 18,251,717
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,963,927
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 19,261,364
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 19,715,000 24,321,607
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/42 .................. 6,235,000 7,637,937
State of New York Sales Tax, Revenue, 2018A, 4%, 3/15/46 .................. 25,000,000 27,998,250
State of New York Sales Tax, Revenue, 2018A, 4%, 3/15/48 .................. 10,000,000 11,180,800
State University Construction Fund, Revenue, 2005 A, AGMC, FGIC Insured, 5.5%,
5/15/22 ........................................................ 5,000,000 5,448,450
State University Construction Fund, Revenue, 2012A, 5%, 5/15/28 ............. 4,000,000 4,269,520
State University Construction Fund, Revenue, 2012A, 5%, 5/15/29 ............. 3,000,000 3,200,550
State University Construction Fund, Revenue, 2012A, 5%, 5/15/30 ............. 1,000,000 1,066,320
State University of New York, Revenue, 2012A, Pre-Refunded, 5%, 7/01/37 ...... 25,000,000 27,210,750
State University of New York, Revenue, 2012A, Pre-Refunded, 5%, 7/01/42 ...... 15,000,000 16,326,450
State University of New York, Revenue, 2013A, Pre-Refunded, 5%, 7/01/38 ...... 5,000,000 5,678,600
State University of New York, Revenue, 2013A, Pre-Refunded, 5%, 7/01/43 ...... 4,150,000 4,713,238
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/35 ........ 2,000,000 2,427,160
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/36 ........ 1,500,000 1,813,140
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/37 ........ 2,000,000 2,409,500
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/38 ........ 1,000,000 1,201,080
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/42 ........ 3,750,000 4,461,188
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/46 ........ 4,000,000 4,732,840
State University of New York, Revenue, 2018 A, 5%, 7/01/43 ................. 4,300,000 5,153,034
State University of New York, Revenue, 2018 A, 5%, 7/01/48 ................. 13,925,000 16,606,537
State University of New York, Revenue, 2019A, 3%, 7/01/42 .................. 4,165,000 4,381,788
State University of New York, Revenue, 2019A, 4%, 7/01/43 .................. 1,200,000 1,367,808
State University of New York, Revenue, 2019A, 4%, 7/01/49 .................. 4,250,000 4,803,520
Trustees of Columbia University in the City of New York (The), Revenue, 2016A-2,
5%, 10/01/46 ................................................... 10,000,000 16,156,800
University of Rochester, Revenue, 2009A, 5.125%, 7/01/39 .................. 1,485,000 1,486,440
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013A, 5%, 6/15/31 .......... 5,000,000 5,596,950
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 34,833,454
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 10,324,524
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 15,151,759
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 9,367,125
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 6,422,500
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 2,979,690
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 10,000,000 11,486,200
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 4,311,552
Revenue, 2019 B, 4%, 1/01/50 ........................................ 40,000,000 45,665,600
Revenue, I, Pre-Refunded, 5%, 1/01/37 ................................. 21,250,000 22,616,375
Revenue, I, Pre-Refunded, 5%, 1/01/42 ................................. 45,000,000 47,893,500
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 3,208,218

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority, (continued)
Revenue, L, Refunding, 5%, 1/01/35 ................................... $ 3,000,000 $ 3,689,280
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 11,468,600
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 28,683,500
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/27 ................. 27,000,000 28,893,780
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/28 ................. 11,600,000 12,406,084
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/29 ................. 10,000,000 10,708,000
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/30 ................. 9,000,000 9,610,560
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/31 ................. 10,250,000 10,918,505
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/32 ................. 11,100,000 11,805,849
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 18,080,550
State of New York Personal Income Tax, Revenue, 2017C, Refunding, 5%, 3/15/42 8,400,000 10,153,920
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 12,279,800
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 6,350,100
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 12,000,000 13,882,680
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/49 ................ 5,000,000 5,770,400
Oswego County Industrial Development Agency , Oswego City School District ,
Revenue , 2006 , XLCA Insured , 5% , 12/15/30 ............................. 1,805,000 1,828,393
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 11,670,400
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 11,843,700
Revenue, 2016, 4%, 9/01/49 ......................................... 11,815,000 13,531,247
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 8,893,040
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 14,225,302
Revenue, TWO HUNDRED AND SEVENTEEN, 4%, 11/01/41 ................ 10,000,000 11,619,400
Revenue, TWO HUNDRED AND SEVENTEEN, 5%, 11/01/44 ................ 5,000,000 6,210,600
Revenue, TWO HUNDRED ELEVENTH, Refunding, 5%, 9/01/48 .............. 25,000,000 30,270,500
Revenue, TWO HUNDRED FIFTH, Refunding, 5%, 11/15/47 ................. 26,340,000 31,592,459
Revenue, TWO HUNDRED FOURTEEN, 4%, 9/01/38 ...................... 7,110,000 8,044,752
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 3,092,362
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 7,750,235
Suffolk County Water Authority ,
Revenue, 2018 A, 4%, 6/01/41 ........................................ 25,000,000 29,046,500
Revenue, 2020 B, 3%, 6/01/45 ........................................ 10,000,000 10,739,100
Triborough Bridge & Tunnel Authority ,
Revenue, Pre-Refunded, 5.2%, 1/01/27 ................................. 20,110,000 21,456,566
Revenue, 1999-B, Pre-Refunded, 5.5%, 1/01/30 ........................... 29,980,000 31,990,459
Revenue, 2013C, 5%, 11/15/38 ....................................... 5,000,000 5,511,500
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,880,750
Revenue, 2017A, Refunding, 5%, 11/15/38 ............................... 3,000,000 3,627,360
Revenue, 2017A, Refunding, 5%, 11/15/42 ............................... 5,750,000 6,888,442
Revenue, 2017A, Refunding, 5%, 11/15/47 ............................... 13,000,000 15,487,030
Revenue, 2017B, Refunding, 5%, 11/15/36 ............................... 21,080,000 25,628,221
Revenue, 2017B, Refunding, 5%, 11/15/37 ............................... 18,190,000 22,058,649
Revenue, 2017B, Refunding, 5%, 11/15/38 ............................... 8,055,000 9,739,462
Revenue, 2019A, 5%, 11/15/49 ....................................... 9,000,000 11,071,620
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 12,658,100
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/35 ...... 4,500,000 5,531,310
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,447,040
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/39 ...... 2,500,000 3,028,375
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,652,850
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 24,291,400

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 9 .
c
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Utility Debt Securitization Authority, (continued)
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ $ 9,950,000 $ 12,079,300
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 33,870,000 41,623,859
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 7,077,273
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 12,520,000
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 10,614,970
Western Nassau County Water Authority ,
Revenue, 2015A, 5%, 4/01/40 ........................................ 1,400,000 1,602,874
Revenue, 2015A, 5%, 4/01/45 ........................................ 2,250,000 2,558,633
3,785,181,772
Total Municipal Bonds (Cost $3,490,803,049) ...................................
3,785,181,772
a a a a
Short Term Investments 0.0%
†
Municipal Bonds 0.0%
†
New York 0.0%
†
c
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.02% , 11/01/31 ........... 900,000 900,000
Total Municipal Bonds (Cost $900,000) .........................................
900,000
Total Short Term Investments (Cost $900,000 ) ..................................
900,000
a
Total Investments (Cost $3,491,703,049) 99.3% ..................................
$3,786,081,772
Other Assets, less Liabilities 0.7% .............................................
24,890,865
Net Assets 100.0% ...........................................................
$3,810,972,637
†
Rounds to less than 0.1% of net assets.
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At August 31, 2020, the aggregate value of these securities was $2,699,337, representing 0.1% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At August 31, 2020, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
For detailed categories, see the accompanying Statement of Investments.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
FHA Federal Housing Administration
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
XLCA XL Capital Assurance, Inc.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.